19. LOANS AND FINANCING (Details 3) R$ in Millions	Dec. 31, 2017 BRL (R$)
LoansAndFinancingLineItems [Line Items]
Commitments	R$ 6,564.4
2018 [Member]
LoansAndFinancingLineItems [Line Items]
Commitments	4,862.1
2019 [Member]
LoansAndFinancingLineItems [Line Items]
Commitments	922.9
2020 [Member]
LoansAndFinancingLineItems [Line Items]
Commitments	346.9
2021 [Member]
LoansAndFinancingLineItems [Line Items]
Commitments	208.7
2022 onwards [Member]
LoansAndFinancingLineItems [Line Items]
Commitments	100.8
2023 onwards [Member]
LoansAndFinancingLineItems [Line Items]
Commitments	R$ 123.0